Commitment and Contingencies (Details) - Jun. 30, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Year ending June 30:
2020 | ¥		¥ 7,681
2021 | ¥		7,397
2022 | ¥		6,807
2023 | ¥		6,115
2024 | ¥		2,034
After 2024 | ¥		370
Total | ¥		¥ 30,404
US$ [Member]
Year ending June 30:
2020 | $	$ 1,119
2021 | $	1,077
2022 | $	992
2023 | $	891
2024 | $	296
After 2024 | $	54
Total | $	$ 4,429